Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale (Tables)	6 Months Ended
Oct. 31, 2023
Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale [Abstract]
Schedule of Major Classes of Assets and Liabilities of the Disposal Group Classified as Held for Sale	The major classes of assets and liabilities of the disposal groups classified as held for sale are as follows:
	As of April 30, 2023	As of October 31, 2023
	US$	US$
Goodwill	7,484	7,500
Property, plant and equipment	3	62,953
Intangible assets	3,505	3,099
Accounts receivable	27	530
Prepayments, deposits and other receivables	1	214
Due from a minority shareholder of subsidiaries	—	2,182
Fiduciary bank balances	330	321
Cash and cash equivalents	731	246
Total assets classified as held for sale	12,081	77,045

Client’s monies held on trust	(23)	—
Accounts payable	—	(484)
Due to AMTD Group	—	(15,233)
Other payables and accruals	(408)	(1,668)
Deferred tax liability	(599)	(527)
Total liabilities associated with assets classified as held for sale	(1,030)	(17,912)